The Company	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
The Company
1. THE COMPANY
Organization and Description of Business
Roku, Inc. (the “Company” or “Roku”), was formed in October 2002 as Roku LLC under the laws of the State of Delaware. On February 1, 2008, Roku LLC was converted into Roku, Inc., a Delaware corporation.
Effective in the first quarter of 2026, the Company’s reportable segments changed. The Company now manages and reports its operating results through three reportable segments defined by: Advertising, Subscriptions, and Devices. Previously, the Company reviewed and managed the Advertising and Subscriptions segments as a combined Platform segment. This change was made to reflect the Company’s ongoing evaluation and monitoring of its business, including changes made to both internal reporting and the information reported to the Chief Executive Officer, who serves as Chief Operating Decision Maker (“CODM”).
Segment financial information has been retrospectively adjusted to reflect these changes. The impact of the segment change has been reflected throughout the financial statements and related disclosures, including here in Note 1, as well as in Note 2, Significant Accounting Policies and Basis of Presentation, Note 3, Revenue, Note 4, Business Combination, Note 5, Goodwill and Intangible Assets, Note 7, Content Assets, Note 17, Segment Information, and Note 18, Restructuring Charges.
The Company operates in three reportable segments and generates Advertising revenue from the sale of digital advertising (including direct and programmatic video advertising, ads integrated into the Company’s user interface, and related services); generates Subscriptions revenue primarily from the sale of subscriptions to end users (including the sale of Premium Subscriptions, the sale of owned and operated subscription services, and revenue from content distribution arrangements, which primarily includes subscription revenue shares from content partners and the sale of branded app buttons on remote controls); and generates Devices revenue from the sale of streaming players, Roku-made TVs, smart home products and services, audio products, and related accessories.